Note 39	6 Months Ended
Jun. 30, 2021
Administration Costs [Abstract]
Disclosure of Administration Costs [Text Block]	Administration costsPersonnel expense
The breakdown of the balance under this heading in the accompanying condensed consolidated income statements is as follows:

Personnel expense (Millions of Euros)
	Notes	June 2021	June 2020
Wages and salaries		1,823	1,825
Social security costs		333	348
Defined contribution plan expense	24	37	40
Defined benefit plan expense	24	27	26
Other personnel expense		152	147
Total		2,371	2,385
Other administrative expense
The breakdown of the balance under this heading in the accompanying condensed consolidated income statements is as follows:

Other administrative expense. Breakdown by main concepts (Millions of Euros)
	June 2021	June 2020
Technology and systems	565	558
Communications	87	88
Advertising	101	99
Property, fixtures and materials	190	211
Taxes other than income tax	201	188
Surveillance and cash courier services	85	80
Other expense	383	392
Total	1,612	1,614